Digital Assets (Tables)	9 Months Ended
Sep. 30, 2025
Digital Assets [Line Items]
Schedule of Digital Asset Holdings	Digital asset holdings were comprised of the following:
	September 30,	December 31,
	2025	2024
BTC	$1,368,600	$-
ENA	4,983,200	-
USDT	2,082,500	-
USDe	500,000	-
	$8,934,300	$-

BTC [Member]
Digital Assets [Line Items]
Schedule of Additional Information About Digital Assets

The following table presents additional information about BTC for the nine months ended September 30, 2025:

For the Nine months ended September 30,
2025
Opening balance	$-
Purchases of BTC	630,300
Purchases of BTC from exchange of USDT	748,200
Exchange of BTC into ENA	(115,300)
Exchange loss	(400)
Changes in fair value of BTC	105,800
$1,368,600

ENA [Member]
Digital Assets [Line Items]
Schedule of Additional Information About Digital Assets

The following table presents additional information about ENA for the nine months ended September 30, 2025:

For the Nine months ended September 30,
2025
Opening balance	$-
Purchases of ENA from exchange of USDT	6,149,900
Purchases of ENA from exchange of BTC	115,300
Purchases of ENA from exchange of ETH	172,400
Changes in fair value of ENA	(1,454,400)
$4,983,200

ETH [Member]
Digital Assets [Line Items]
Schedule of Additional Information About Digital Assets

The following table presents additional information about ETH for the nine months ended September 30, 2025:

For the Nine months ended September 30,
2025
Opening balance	$-
Purchases of ETH	98,500
Purchases of ENA from exchange of ETH	(172,400)
Changes in fair value of ETH	73,900
$-

USDT [Member]
Digital Assets [Line Items]
Schedule of Additional Information About Digital Assets

The following table presents additional information about USDT for the nine months ended September 30, 2025:

For the Nine months ended September 30,
2025
Opening balance	$-
Purchases of USDT	719,400
Addition of USDT from private placement	8,900,000
Exchange of USDT into BTC	(748,200)
Exchange of USDT into ENA	(6,149,900)
Exchange of USDT into USDe	(500,000)
Payment of operating expenses	(138,800)
$2,082,500

USDTe [Member]
Digital Assets [Line Items]
Schedule of Additional Information About Digital Assets

The following table presents additional information about USDe for the nine months ended September 30, 2025:

For the Nine months ended September 30,
2025
Opening balance	$-
Purchases of USDe from exchange of USDT	500,000
$500,000